UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                     811-22481

Apollo Senior Floating Rate Fund Inc.
(Exact name of registrant as specified in charter)

9 West 57th Street

New York, New York 10019
(Address of principal executive offices) (Zip code)

Joseph Moroney, President

9 West 57th Street

New York, New York 10019
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 515-3200

Date of fiscal year end: December 31

Date of reporting period: September 30, 2012

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments

September 30, 2012 (unaudited)

	Principal Amount ($)	Value ($)
Senior Loans (a) - 128.7%

AEROSPACE & DEFENSE - 5.1%
CAMP Systems, Inc. First Lien Initial Term Loan, 6.50%, 05/31/19	1,320,000	1,334,190
Second Lien Initial Term Loan, 10.00%, 11/30/19	1,000,000	1,020,250
ILC Industries, LLC First Lien Term Loan, 7.50%, 07/11/18	3,990,000	3,976,693
Scitor Corp. Term Loan, 5.00%, 02/15/17	3,638,098	3,607,410
SI Organization, Inc. (The) New Tranche B Term Loan, 4.50%, 11/22/16	247,481	246,862
SRA International Term Loan, 6.50%, 07/20/18	4,885,901	4,845,177

		15,030,582

AUTOMOTIVE - 3.3%
Avis Budget Car Rental, LLC Tranche B Term Loan, 6.25%, 09/22/18	1,127,857	1,138,008
Chrysler, LLC Tranche B Term Loan, 6.00%, 05/24/17	4,387,162	4,485,609
Fram Group Holdings, Inc. First Lien Term Loan B, 6.50%, 07/29/17	950,400	946,835
Second Lien Term Loan, 10.50%, 01/29/18 (b)	2,000,000	1,820,000
Schaeffler AG (Germany) Facility C2 (USD), 6.00%, 01/27/17 (c)	1,260,000	1,276,544

		9,666,996

BANKING, FINANCE, INSURANCE AND REAL ESTATE - 6.9%
American Capital, Ltd. Senior Secured Term Loan, 5.50%, 08/22/16 (b)	1,409,000	1,416,045
Asurion, LLC First Lien Term Loan, 5.50%, 05/24/18	3,748,337	3,777,630
Aveta, Inc. MMM Term Facility, 8.50%, 04/04/17	807,889	814,958
NAMM Term Facility, 8.50%, 04/04/17	807,889	814,958
BNY ConvergEX Group, LLC First Lien Term Loan, 5.25%, 12/19/16	3,317,470	3,206,899
CNO Financial Group, Inc. Term Loan B-2, 09/28/18 (d)	638,000	641,056
EZE Castle Software, Inc. First Lien Term Loan, 5.25%, 12/19/16	1,453,484	1,405,040
Hamilton Lane Term Loan B, 6.50%, 02/28/18 (b)	975,000	975,000

	Principal Amount ($)	Value ($)
BANKING, FINANCE, INSURANCE AND REAL ESTATE (continued)
Sedgwick Claims Management Services, Inc. Term B-1 Loan, 5.00%, 12/31/16.	3,861,271	3,873,298
VFH Parent LLC Term Loan, 7.50%, 07/08/16	3,163,749	3,171,659

		20,096,543

BEVERAGE, FOOD & TOBACCO - 3.0%
BJ’s Wholesale Club, Inc. Term Loan B, 09/26/19 (d)	1,517,000	1,526,641
NPC International, Inc. Term Loan, 5.25%, 12/28/18	2,298,450	2,327,181
Pierre Foods, Inc. First Lien Term Loan, 7.00%, 09/30/16	4,924,812	4,948,205

		8,802,027

CAPITAL EQUIPMENT - 0.3%
Terex Corp. U.S. Term Loan, 5.50%, 04/28/17	990,000	996,806

CHEMICALS, PLASTICS, & RUBBER - 5.8%
Arizona Chemicals Term Loan, 7.25%, 12/22/17	787,273	804,790
Houghton International, Inc. Term Loan B-1, 6.75%, 01/29/16.	2,598,929	2,624,919
Ineos US Finance LLC Cash Dollar Term Loan, 6.50%, 05/04/18	5,214,568	5,276,491
NuSil Technology, LLC Term Loan, 5.25%, 04/07/17	2,936,441	2,941,947
Trinseo Materials Operating S.C.A. (Luxembourg) Term Loan, 8.00%, 08/02/17 (c)	353,214	339,527
Univar, Inc. Term B Loan, 5.00%, 06/30/17	4,912,500	4,897,836

		16,885,510

CONSUMER GOODS: DURABLE - 4.3%
AOT Bedding Super Holdings Term Loan B, 09/19/19 (d)	2,916,000	2,909,235
Goodman Global, Inc. First Lien Initial Term Loan, 5.75%, 10/28/16	5,601,342	5,623,523
SRAM, LLC First Lien Term Loan, 4.77%, 06/07/18	2,297,366	2,326,083
Second Lien Term Loan, 8.50%, 12/07/18 (b)	1,650,000	1,678,875

		12,537,716

CONSUMER GOODS: NON-DURABLE - 3.7%
Armored AutoGroup, Inc. New Term Loan, 6.00%, 11/05/16	4,925,000	4,930,122
Insight Global, Inc. First Lien Term Loan, 7.50%, 08/25/16	3,296,700	3,263,733

See accompanying Notes to Schedule of Investments.	1

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments (continued)

September 30, 2012 (unaudited)

	Principal Amount ($)	Value ($)
Senior Loans (a) (continued)

CONSUMER GOODS: NON-DURABLE (continued)
Prestige Brands International, Inc. Term Loan B, 5.25%, 01/31/19	856,061	867,164
Spectrum Brands, Inc. New Term Loan, 5.02%, 06/17/16	1,633,127	1,643,440

		10,704,459

CONTAINERS, PACKAGING AND GLASS - 4.2%
Pelican Products, Inc. First Lien Term Loan, 7.00%, 07/11/18	5,985,000	5,966,297
Reynolds Group Holdings Inc. Tranche B Term Loan, 4.75%, 09/20/18	2,639,478	2,653,138
Tank Holding Corp. (Roto Acquisition Corp.) Term Loan 1, 5.50%, 07/09/19	3,593,790	3,602,774

		12,222,209

ENERGY: OIL & GAS - 2.3%
Chesapeake Energy Corp. Term Loan, 8.50%, 12/02/17	5,462,000	5,485,596
Samson Investment Co. Second Lien Initial Term Loan, 6.00%, 09/25/18	1,273,000	1,282,815

		6,768,411

ENVIRONMENTAL INDUSTRIES - 2.7%
Advanced Disposal Services Term Loan B, 09/25/19 (d)	2,460,000	2,477,687
EnergySolutions, LLC (aka Envirocare of Utah, LLC) Term Loan, 6.25%, 08/15/16	3,759,521	3,644,404
Tervita Corp. (Canada) Series A Term Loan, 6.50%, 11/14/14 (c)	1,736,875	1,749,910

		7,872,001

HEALTHCARE & PHARMACEUTICALS - 15.6%
Aptalis Pharma, Inc. Term Loan B-1, 5.50%, 02/10/17.	2,910,190	2,917,465
Bausch & Lomb, Inc. Parent Term Loan, 5.25%, 05/17/19	2,076,795	2,103,191
Catalent Pharma Solutions, Inc. Dollar Term-2 Loan, 5.25%, 09/15/17	2,133,280	2,149,280
ConvaTec, Inc. Dollar Term Loan, 12/22/16 (d)	550,000	553,094
InVentiv Health, Inc. Consolidated Term Loan, 6.50%, 08/04/16	4,421,419	4,288,776
Term Loan B-3, 6.75%, 05/15/18 (b)	1,268,938	1,234,042
Medpace Intermediateco, Inc. Term B Loan, 6.50%, 06/19/17 (b)	5,533,947	5,326,424
MultiPlan, Inc. Term B Loan, 4.75%, 08/26/17	2,512,348	2,526,090

	Principal Amount ($)	Value ($)
HEALTHCARE & PHARMACEUTICALS (continued)
Onex Carestream Finance LP Term Loan B, 5.00%, 02/25/17	4,922,804	4,892,037
Pharmaceutical Product Development, Inc. Term Loan, 6.25%, 12/05/18	3,488,638	3,527,013
Physician Oncology Services, LP Delayed Draw Term Loan, 7.75%, 01/31/17 (b)	296,044	288,642
Effective Date Term Loan, 7.75%, 01/31/17 (b)	2,431,174	2,370,395
Radnet Management, Inc. Tranche B Term Loan, 5.75%, 04/06/16	2,294,721	2,290,419
Rural/Metro Operating Co. LLC First Lien Term Loan B, 5.75%, 06/30/18	2,964,975	2,964,975
Select Medical Corp. Tranche B Term Loan, 5.50%, 06/01/18	3,456,250	3,469,211
Sheridan Holdings, Inc. First Lien Initial Term Loan, 6.00%, 06/29/18	1,624,828	1,641,758
U.S. Renal Care, Inc. First Lien Initial Term Loan, 6.25%, 07/03/19 (b)	997,500	1,012,462
Second Lien Term Loan, 10.25%, 01/03/20	818,000	840,495
Valeant Pharmaceuticals International, Inc. (Canada) Tranche B Series C, 09/27/19 (c) (d)	1,358,800	1,362,537

		45,758,306

HIGH TECH INDUSTRIES - 8.7%
Freescale Semiconductor, Inc. Tranche B-1 Term Loan, 4.48%, 12/01/16	4,038,421	3,954,301
Tranche B-2 Term Loan, 6.00%, 02/28/19	995,000	999,353
Infor (US), Inc. Tranche B-2 Term Loan, 5.25%, 04/05/18 (d)	2,743,125	2,758,432
NXP B.V. (Netherlands) Tranche B Loan, 5.25%, 03/19/19 (c)	2,646,700	2,688,068
Oberthur Technologies (France) Term Loan B, 6.25%, 11/30/18 (c)	3,000,000	2,979,375
OpenLink International, Inc. Initial Term Loan, 7.75%, 10/30/17	2,149,755	2,168,565
Sophia, L.P. Initial Term Loan, 6.25%, 07/19/18	2,731,233	2,768,105
Sophos (Luxembourg) Term B Loan, 6.50%, 05/10/19 (c)	1,909,215	1,921,148

2	See accompanying Notes to Schedule of Investments.

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments (continued)

September 30, 2012 (unaudited)

	Principal Amount ($)	Value ($)
Senior Loans (a) (continued)

HIGH TECH INDUSTRIES (continued)
Vision Solutions, Inc. First Lien Term Loan, 6.00%, 07/23/16 (b)	5,318,750	5,302,129

		25,539,476

HOTEL, GAMING & LEISURE - 2.6%
Boyd Gaming Corp. Increased Term Loan, 6.00%, 12/17/15	2,128,088	2,158,242
Cannery Casino Resorts, LLC First Lien Term Loan, 09/25/18 (d)	1,000,000	1,001,250
Freedom Group Term B Loan, 5.50%, 04/19/19	2,852,178	2,879,816
Peninsula Gaming Term B Loan, 08/03/17 (d)	1,586,000	1,612,772

		7,652,080

MEDIA: ADVERTISING, PRINTING & PUBLISHING - 4.4%
Acosta, Inc. Term Loan B, 5.00%, 03/02/18	896,753	902,923
Advantage Sales & Marketing, Inc. First Lien Term Loan, 5.25%, 12/18/17	2,922,627	2,941,624
Cengage Learning Acquisitions, Inc. (Thomson Learning) Tranche B Term Loan (Extended), 5.72%, 07/05/17	3,437,042	3,145,959
Getty Images, Inc. Initial Term Loan, 5.25%, 11/07/16	2,652,807	2,658,444
MTL Publishing LLC (EMI Music Publishing Group North America Holdings, Inc.) Term B Loan, 5.50%, 06/29/18	1,625,925	1,647,875
SymphonyIRI Group, Inc. Term Loan, 5.00%, 12/01/17	1,481,250	1,484,027

		12,780,852

MEDIA: BROADCASTING & SUBSCRIPTION - 11.0%
Clear Channel Communications, Inc. Tranche B Term Loan, 3.87%, 01/29/16	5,076,458	4,166,198
Crown Media Holdings, Inc. Term Loan, 5.75%, 07/14/18 (b)	1,717,917	1,726,506
Encompass Digital Media, Inc. Tranche B Term Loan, 8.00%, 08/10/17 (b)	321,113	322,719
Entercom Communications Corp. Term B Loan, 6.25%, 11/23/18	1,979,600	2,005,582
Granite Broadcasting Corp. First Lien Tranche B Term Loan, 8.50%, 05/23/18 (b)	3,443,530	3,460,748
Intelsat Jackson Holdings S.A. (Luxembourg) Term Loan B, 04/02/18 (c) (d)	419,440	421,405
Tranche B Term Loan, 5.25%, 04/02/18 (c)	4,937,500	4,955,522

	Principal Amount ($)	Value ($)
MEDIA: BROADCASTING & SUBSCRIPTION (continued)
SNL Financial LC Term Loan, 8.50%, 08/17/18 (b)	1,900,000	1,900,000
Univision Communications, Inc. Extended First Lien Term Loan, 4.47%, 03/31/17	4,735,630	4,688,273
WideOpenWest Finance, LLC Term Loan, 6.25%, 07/17/18	5,262,589	5,317,530
Yankee Cable Acquisition, LLC Term Loan B, 5.25%, 08/26/16	3,074,834	3,086,842

		32,051,325

MEDIA: DIVERSIFIED & PRODUCTION - 1.1%
Technicolor S.A. (France) Term A2 Facility, 7.00%, 05/26/16 (c)	921,741	904,951
Term B2 Facility, 8.00%, 05/26/17 (c)	2,462,101	2,417,254

		3,322,205

METALS & MINING - 0.4%
Summit Materials, LLC Term Loan, 6.00%, 01/30/19	1,068,630	1,077,756

RETAIL - 13.2%
99 Cents Only Stores Tranche B-1 Term Loan, 5.25%, 01/11/19	3,880,500	3,927,396
Bass Pro Group, LLC Term Loan, 5.25%, 06/13/17	4,173,531	4,230,395
Burlington Coat Factory Warehouse Corp. Term B-1 Loan, 5.50%, 02/23/17.	7,995,159	8,096,338
Gymboree Corp. (The) Term Loan 2011, 5.00%, 02/23/18	3,758,875	3,674,300
HMK Intermediate Holdings LLC Term Loan, 7.25%, 03/30/19 (b)	1,144,250	1,148,541
J. Crew Group, Inc. Term Loan, 4.75%, 03/07/18	4,937,500	4,933,970
Jo-Ann Stores, Inc. Term Loan, 4.75%, 03/16/18	2,278,863	2,288,548
Oriental Trading Co., Inc. Term Loan, 7.00%, 02/11/17	4,172,537	4,189,499
Savers, Inc. Term Loan B, 6.25%, 07/09/19	3,550,103	3,587,272
Yankee Candle Co., Inc. (The) Initial Term Loan, 5.25%, 04/02/19	2,606,900	2,635,902

		38,712,161

SERVICES: BUSINESS - 13.0%
BakerCorp International, Inc. Term Loan, 5.00%, 06/01/18	2,376,000	2,386,609
Brock Holdings III, Inc. First Lien Term Loan, 6.01%, 03/16/17	2,150,074	2,161,501
Second Lien Initial Term Loan, 10.00%, 03/16/18 (b)	6,250,000	6,312,500
Endurance Business Media, Inc. Term Loan, 7.75%, 04/20/18	3,513,527	3,534,749

See accompanying Notes to Schedule of Investments.	3

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments (continued)

September 30, 2012 (unaudited)

	Principal Amount ($)	Value ($)
Senior Loans (a) (continued)

SERVICES: BUSINESS (continued)
Global Cash Access, Inc. Term Loan, 7.00%, 03/01/16	1,807,143	1,819,946
HD Supply, Inc. Term Loan B, 7.25%, 10/12/17	2,819,000	2,916,960
Infogroup, Inc. Term B Loan, 5.75%, 05/26/18 (b)	1,835,095	1,651,585
MedAssets, Inc. Term Loan, 5.25%, 11/16/16	1,721,828	1,735,603
Sabre, Inc. Incremental Term Loan, 7.25%, 12/29/17	2,824,000	2,850,475
SMG First Lien Term Loan, 5.50%, 06/07/18	1,556,000	1,562,481
Second Lien Term Loan, 10.75%, 12/07/18 (b)	1,000,000	1,010,000
SS&C Technologies Holdings Europe S.A.R.L. Funded Term B-1 Loan, 5.00%, 06/07/19	3,430,776	3,470,093
Funded Term B-2 Loan, 5.00%, 06/07/19	354,908	358,975
Travelport LLC Term Loan, 11.00%, 11/22/15	1,486,000	1,518,320
U.S. Foods, Inc. (aka U.S. Foodservice, Inc.) Term Loan (2011), 5.75%, 03/31/17	4,925,000	4,876,612

		38,166,409

SERVICES: CONSUMER - 2.0%
Barbri, Inc. (Gemini Holdings, Inc.) Term Loan, 6.00%, 06/19/17	3,485,000	3,493,712
Landry’s, Inc. Term Loan B, 6.50%, 04/24/18	2,269,595	2,308,371

		5,802,083

TELECOMMUNICATIONS - 11.5%
Avaya, Inc. Term B-3 Loan, 4.93%, 10/26/17.	8,252,069	7,555,264
Global Tel*Link Corp. Replacement Term Loan, 6.00%, 12/14/17	3,703,937	3,719,679
Integra Telecom Holdings, Inc. Term Loan, 9.25%, 04/15/15	1,974,747	1,972,279
Level 3 Financing, Inc. Tranche B 2016 Term Loan, 4.75%, 02/01/16	2,151,000	2,174,532
Tranche B III Term Loan, 5.75%, 09/01/18	1,353,174	1,356,834
Securus Technologies Holdings, Inc. First Lien Tranche 1 Term Loan, 6.50%, 05/31/17	1,994,949	1,994,959
First Lien Tranche 2 Term Loan, 6.50%, 05/31/17	1,769,110	1,766,899
Sidera Networks, Inc. Term Loan, 6.00%, 08/26/16	4,925,000	4,900,375

	Principal Amount ($)	Value ($)
TELECOMMUNICATIONS (continued)
U.S. TelePacific Corp. Term Loan, 5.75%, 02/23/17	4,932,732	4,846,409
Zayo Group, LLC (Zayo Capital, Inc.) Term Loan, 7.13%, 07/02/19	3,228,908	3,266,589

		33,553,819

TRANSPORTATION: CARGO - 1.3%
YRCW Receivables LLC Term B Loan, 11.25%, 09/30/14	3,712,500	3,677,714

TRANSPORTATION: CONSUMER - 0.4%
AWAS Finance (Luxembourg) Term Loan B, 5.75%, 07/16/18 (c)	1,179,000	1,187,842

UTILITIES: ELECTRIC - 1.9%
GenOn Energy, Inc. Term Loan, 6.00%, 12/04/17	4,410,744	4,453,021
Panda Sherman Power, LLC Construction Term Loan Advances, 9.00%, 02/01/15	1,200,000	1,206,000

		5,659,021

Total Senior Loans (Cost $374,578,258)		376,524,309

Corporate Notes and Bonds - 17.5%

HEALTHCARE & PHARMACEUTICALS - 2.1%
Catalent Pharma Solutions, Inc. 7.88%, 10/15/18 (e)	3,000,000	3,052,500
Rural/Metro Operating Co. LLC 10.13%, 07/15/19 (e)	3,000,000	3,007,500

		6,060,000

HOTEL, GAMING & LEISURE - 2.3%
Diamond Resorts Corp. 12.00%, 08/15/18	2,600,000	2,814,500
Palace Entertainment Holdings, LLC / Palace Entertainment Holdings Corp. 8.88%, 04/15/17 (e)	3,750,000	3,984,375

		6,798,875

MEDIA: ADVERTISING, PRINTING & PUBLISHING - 2.5%
Cengage Learning Acquisitions, Inc. (Thomson Learning) 12.00%, 06/30/19 (e)	4,805,000	4,468,650
Reader’s Digest Association, Inc. (The) 9.50%, 02/15/17 (f)	5,021,000	2,861,970

		7,330,620

MEDIA: BROADCASTING & SUBSCRIPTION - 1.4%
Clear Channel Communications, Inc. 9.00%, 03/01/21	2,500,000	2,237,500
Nara Cable Funding, Ltd. (Ireland) 8.88%, 12/01/18 (c) (e)	1,973,000	1,780,632

		4,018,132

4	See accompanying Notes to Schedule of Investments.

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments (continued)

September 30, 2012 (unaudited)

	Principal Amount ($)	Value ($)
Corporate Notes and Bonds (continued)

METALS & MINING - 0.6%
Global Brass and Copper, Inc. 9.50%, 06/01/19 (e)	1,714,000	1,868,260

SERVICES: BUSINESS - 6.3%
First Data Corp. 12.63%, 01/15/21	10,000,000	10,412,500
Travelport, LLC 9.88%, 09/01/14	10,000,000	8,050,000

		18,462,500

UTILITIES: ELECTRIC - 2.3%
Texas Competitive Electric Holdings Co., LLC (TCEH Finance, Inc.) 11.50%, 10/01/20 (e)	8,500,000	6,693,750

Total Corporate Notes and Bonds (Cost $57,552,374)		51,232,137

Total Investments - 146.2% (Cost of $432,130,632) (g)		427,756,446
Other Assets & Liabilities, Net - 6.2%		18,191,552
Loan Outstanding - (41.9)%		(122,704,615)
Series A Preferred Shares - (10.5)%		(30,680,000)

Net Assets (Applicable to Common Shares) - 100.0%		292,563,383

(a)	“Senior Loans” are senior, secured loans made to companies whose debt is rated below investment grade and investments with similar characteristics. Senior Loans generally hold a first lien interest and typically pay interest at rates which are periodically determined by reference to a floating base lending rate plus a spread. Unless otherwise identified, all Senior Loans carry a variable rate of interest. These base lending rates are generally (i) the lending rate offered by one or more European banks such as the London Interbank Offered Rate, (ii) the prime rate offered by one or more major United States banks and/or (iii) the certificate of deposit rate used by commercial lenders. The rate shown represents the weighted average rate at September 30, 2012. Senior Loans are generally not registered under the Securities Act of 1933 (the “1933 Act”) and often contain certain restrictions on resale and cannot be sold publicly. Senior Loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturity shown.
(b)	Fair Value Level 3 security. All remaining securities are denoted as Level 2.
(c)	Foreign issuer traded in U.S. dollars.
(d)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
(e)	Securities exempt from registration under Rule 144A under the 1933 Act. These securities may only be resold in transactions exempt from registration to qualified institutional buyers. At September 30, 2012, these securities amounted to $24,855,667 or 8.5% of net assets.
(f)	Floating rate asset. The interest rate shown reflects the rate in effect at September 30, 2012.
(g)	Cost for U.S. federal income tax purposes is $432,088,079. Unrealized appreciation and depreciation on investments are as follows:

Gross unrealized appreciation	$5,465,211
Gross unrealized depreciation	(9,796,844)

Net unrealized depreciation	$(4,331,633)

See accompanying Notes to Schedule of Investments.	5

Apollo Senior Floating Rate Fund Inc.

Notes to Schedule of Investments

As of September 30, 2012 (unaudited)

Security Valuation

Apollo Senior Floating Rate Fund Inc. (the “Fund”) values its investments primarily using the mean between the bid and ask prices determined by a nationally recognized security pricing service. Securities and assets for which market quotations are not readily available or for which the valuations provided by the primary pricing sources are believed to be unreliable are valued at fair value pursuant to procedures adopted by the Fund’s board of directors (the “Board”). In general, the fair value of a security is the amount that the Fund might reasonably expect to receive upon the sale of an asset or pay to transfer a liability in an orderly transaction between willing market participants at the reporting date. Market quotations may be deemed not to represent fair value in certain circumstances where Apollo Credit Management, LLC, the investment adviser, reasonably believes that facts and circumstances applicable to an issuer, a seller or purchaser or the market for a particular security causes current market quotes not to reflect the fair value of the security. Examples of these events could include situations in which material events are announced after the close of the market on which a security is primarily traded, when a security trades infrequently causing a quoted purchase or sale price to become stale, or in the event of a “fire sale” by a distressed seller.

Bank loans are priced based on valuations provided by an approved independent, third-party pricing agent or broker, if available. If a price is not available from an independent, third-party pricing agent or broker, or if the price provided by the independent third-party pricing agent or broker is believed to be unreliable, the security will be fair valued pursuant to procedures adopted by the Board. These procedures can, but are not obligated to, take into account any factors deemed relevant, which may include, among others, (i) the nature and pricing history of the security, (ii) the liquidity or illiquidity of the market for the particular security, (iii) recent purchases or sales transactions for the particular security or similar securities, (iv) whether any dealer quotations for the security are available and considered reliable and (v) press releases and other information published about the issuer. In these cases, the Fund’s net asset value (“NAV”) will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAV. Determination of fair value is uncertain because it involves subjective judgments and estimates.

There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security.

Fair Value Measurements:

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

Level 2 — Quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades, broker quotations that constitute an executable price, and alternative pricing sources supported by observable inputs which, in each case, are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

At the end of each reporting period, management evaluates the Level 2 and Level 3 assets, if any, for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market.

6

Apollo Senior Floating Rate Fund Inc.

Notes to Schedule of Investments (continued)

As of September 30, 2012 (unaudited)

The valuation techniques used by the Fund to measure fair value at September 30, 2012 maximized the use of observable inputs and minimized the use of unobservable inputs. All investments at September 30, 2012 were valued using prices provided by an approved third party pricing service and/or broker quotes. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the value at the end of the period. A summary of the levels of the Fund’s investment securities as of September 30, 2012 are as follows:

Investments in Securities:	Total Value at September 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Senior Loans	$376,524,309	$—	$337,567,696	$38,956,613
Corporate Notes and Bonds	51,232,137	—	51,232,137	—

Total Investments	$427,756,446	$—	$388,799,833	$38,956,613

The Fund did not have any liabilities that were measured at fair value at September 30, 2012. The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair value as of September 30, 2012.

	Total Fair Value	US Senior Loans	Corporate Notes & Bonds
Fair Value, beginning of period	$43,639,117	$40,796,617	$2,842,500
Purchases	—	—	—
Sales	(18,463,401)	(18,463,401)	—
Accrued discounts/premiums	35,036	35,036	—
Total net realized loss	(25,027)	(25,027)	—
Total net unrealized gains	541,733	376,733	165,000
Transfers into Level 3	22,170,148	22,170,148	—
Transfers out of Level 3	(8,940,993)	(5,933,493)	(3,007,500)

Fair Value, end of period	$38,956,613	$38,956,613	$—

Investments were transferred out of and into Level 3 and into/from Level 2 due to changes in the quantity and quality of information obtained to support the fair value of each investment as assessed by Apollo Credit Management, LLC and its affiliates. Net change in unrealized gains (losses) attributable to Level 3 investments still held at September 30, 2012 was $119,251.

For more information with regard to significant accounting policies, see the Fund’s most recent semi-annual report filed with the Securities and Exchange Commission.

7

Item 2. Controls and Procedures.

(a)

The Fund’s principal executive and principal financial officers have concluded that the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)), are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Fund’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Apollo Senior Floating Rate Fund Inc.

By (Signature and Title)	/s/ Joseph Moroney
Joseph Moroney, President
(principal executive officer)

Date	November 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Joseph Moroney
Joseph Moroney, President
(principal executive officer)

Date	November 20, 2012

By (Signature and Title)	/s/ Jodi Sarsfield
Jodi Sarsfield, Treasurer and Chief Financial Officer
(principal financial officer)

Date	November 20, 2012